Significant Accounting Policies-Concentration of Credit Risk (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
[CustomeraMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	18.00%
[CustomerBMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	16.00%
[CustomerCMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	12.00%	19.00%	15.00%
[CustomerDMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	10.00%
[CustomerEMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		14.00%	17.00%
[CustomerFMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		14.00%	10.00%
[CustomerGMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1			24.00%
[CustomerHMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1			10.00%
[CustomerIMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1			10.00%